Document And Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Entity Registrant Name	Byline Bancorp, Inc.
Entity Central Index Key	0001702750
Entity Filer Category	Non-accelerated Filer